Derivative financial instruments and Short positions (Tables)	12 Months Ended
Dec. 31, 2018
Derivative financial instruments and Short positions (Tables) [Abstract]
Portfolio Summary of Trading Derivative

Portfolio Summary of Trading Derivative and Used as Hedge

	2018	2017	2016

Assets
Swap Differentials Receivable (1)	14,640,289	15,781,207	15,321,646
Option Premiums to Exercise	716,936	553,217	935,520
Forward Contracts and Others	3,006,221	928,464	8,445,807
Total	18,363,446	17,262,888	24,702,973

Liabilities
Swap Differentials Payable (1)	15,952,283	14,643,016	12,267,819
Option Premiums Launched	563,787	385,183	1,166,002
Forward Contracts and Others	1,950,765	1,649,287	6,802,794
Total	18,466,835	16,677,486	20,236,615

(1) In 2016, includes swaption (swap + option) and embedded derivatives.

Summary by Category
Summary by Category

Trading	2018		2017		2016

	Notional (1)	Fair Value	Notional (1)	Fair Value	Notional (1)	Fair Value
Swap		(1,431,110)		1,108,760		3,142,125
Assets	177,233,869	44,487,274	202,081,214	57,294,179	196,887,188	24,311,485
CDI (Interbank Deposit Rates)	36,135,015	24,267,591	33,289,522	22,409,496	44,868,680	22,759,822
Fixed Interest Rate - Real	47,968,999	-	95,700,715	-	126,300,261	-
Indexed to Price and Interest Rates	2,581,215	-	5,592,892	-	9,225,789	-
Foreign Currency	90,495,240	20,219,683	67,493,635	34,884,683	16,492,458	1,551,663
Others	53,400	-	4,450	-	-	-
Liabilities	176,385,349	(45,918,384)	199,709,355	(56,185,419)	184,350,947	(21,169,360)
CDI (Interbank Deposit Rates)	11,801,600	-	16,664,176	-	23,178,722	-
Fixed Interest Rate - Real	88,317,044	(23,075,374)	114,055,076	(21,687,884)	133,185,717	(17,414,147)
Indexed to Price and Interest Rates	24,308,601	(21,775,017)	40,146,968	(34,107,210)	12,767,212	(3,518,297)
Foreign Currency	50,748,008	-	28,420,467	-	15,049,776	(38,836)
Others	1,210,096	(1,067,993)	422,668	(390,325)	169,520	(198,080)
Options	335,073,080	153,149	190,061,609	168,034	175,841,405	(230,482)
Purchased Position	149,076,796	716,936	87,503,833	553,217	83,883,966	935,520
Call Option - US Dollar	14,518,058	239,079	9,369,821	169,542	12,693,748	181,463
Put Option - US Dollar	8,893,620	90,736	5,130,392	42,389	3,788,161	392,048
Call Option - Other	3,118,344	131,297	1,953,481	59,220	20,115,932	62,517
Interbank Market	639,488	4,537	1,185,310	389	17,391,500	7,062
Others (2)	2,478,856	126,760	768,171	58,831	2,724,432	55,455
Put Option - Other	122,546,774	255,824	71,050,139	282,066	47,286,125	299,492
Interbank Market	121,782,816	217,726	70,295,282	257,943	46,106,600	18,029
Others (2)	763,958	38,098	754,857	24,123	1,179,525	281,463
Sold Position	185,996,284	(563,787)	102,557,776	(385,183)	91,957,439	(1,166,002)
Call Option - US Dollar	7,615,856	(101,034)	5,595,163	(117,059)	4,314,988	(141,172)
Put Option - US Dollar	12,160,912	(169,431)	5,919,598	(77,145)	7,390,733	(952,407)
Call Option - Other	31,679,919	(66,002)	19,880,180	(35,961)	30,441,646	(46,940)
Interbank Market	29,609,298	(13,195)	19,151,110	(515)	27,597,764	(4,087)
Others (2)	2,070,621	(52,807)	729,070	(35,446)	2,843,882	(42,853)
Put Option - Other	134,539,597	(227,320)	71,162,835	(155,018)	49,810,072	(25,483)
Interbank Market	133,703,672	(179,841)	70,494,622	(126,743)	49,245,495	(5,793)
Others (2)	835,925	(47,479)	668,213	(28,275)	564,577	(19,690)

Futures Contracts	289,508,200	-	161,725,596	-	104,651,180	-
Purchased Position	86,203,734	-	54,806,022	-	40,396,456	-
Exchange Coupon (DDI)	20,590,068	-	9,616,936	-	14,473,180	-
Interest Rates (DI1 and DIA)	32,690,685	-	26,456,303	-	23,756,523	-
Foreign Currency	32,456,813	-	16,733,437	-	1,393,538	-
Indexes (3)	466,168	-	1,780,311	-	195,160	-
Others	-	-	219,035	-	578,055	-
Sold Position	203,304,466	-	106,919,574	-	64,254,724	-
Exchange Coupon (DDI)	146,948,795	-	55,016,928	-	15,048,490	-
Interest Rates (DI1 and DIA)	54,160,203	-	51,135,994	-	29,047,678	-
Foreign Currency	1,992,574	-	745,849	-	17,384,256	-
Indexes (3)	202,894	-	20,803	-	185,506	-
Treasury Bonds/Notes	-	-	-	-	2,588,794	-
Forward Contracts and Others	90,910,841	1,055,456	47,823,561	(720,823)	50,853,154	1,643,013
Purchased Commitment	38,666,269	1,303,561	23,506,096	647,376	20,864,170	3,386,347
Currencies	38,095,625	1,250,706	21,525,220	618,007	19,951,984	3,391,275
Others	570,644	52,855	1,980,876	29,369	912,186	(4,928)
Sold Commitment	52,244,572	(248,105)	24,317,465	(1,368,199)	29,988,984	(1,743,334)
Currencies	51,958,529	(252,160)	22,096,104	(1,364,617)	29,911,406	(1,826,965)
Others	286,043	4,055	2,221,361	(3,582)	77,578	83,631

(1) Nominal value of updated contracts.

(2) Includes options of index, mainly being options involving US treasury, shares and stock indexes.

(3) Includes Bovespa and S&P index.

Derivatives Financial Instruments by Counterparty

a.2) Derivatives Financial Instruments by Counterparty

Notional					2018
			Related	Financial
		Customers	Parties	Institutions (1)	Total
"Swap"		34,296,821	32,669,900	110,267,148	177,233,869
Options		14,636,017	1,086,323	319,350,740	335,073,080
Futures Contracts		-	-	289,508,200	289,508,200
Forward Contracts and Others		39,024,978	48,641,894	3,243,969	90,910,841
(1) Includes trades with B3 S.A. and other securities and commodities exchanges.

Notional				2017	2016
		Related	Financial
	Customers	Parties	Institutions (1)	Total	Total
"Swap"	32,912,721	19,599,395	149,569,098	202,081,214	196,887,188
Options	11,263,513	1,240,309	177,557,787	190,061,609	175,841,405
Futures Contracts	-	-	161,725,596	161,725,596	104,651,180
Forward Contracts and Others	25,470,287	18,816,991	3,536,283	47,823,561	50,853,154

Derivatives Financial Instruments by Maturity

a.3) Derivatives Financial Instruments by Maturity

Notional					2018
		Up to	From 3 to	Over
		3 Months	12 Months	12 Months	Total
"Swap"		12,347,864	70,975,477	93,910,528	177,233,869
Options		63,376,042	220,982,952	50,714,086	335,073,080
Futures Contracts		159,221,909	67,578,078	62,708,213	289,508,200
Forward Contracts and Others		40,186,310	31,255,384	19,469,147	90,910,841

Notional				2017	2016
	Up to	From 3 to	Over
	3 Months	12 Months	12 Months	Total	Total
"Swap"	20,705,247	51,021,102	130,354,865	202,081,214	196,887,188
Options	46,139,545	89,403,700	54,518,364	190,061,609	175,841,405
Futures Contracts	65,489,476	55,490,159	40,745,961	161,725,596	104,651,180
Forward Contracts and Others	25,015,557	14,250,495	8,557,509	47,823,561	50,853,154

Derivatives by Market Trading

a.4) Derivatives by Market Trading

Notional			Stock Exchange (1)	Over the Counter	2018
					Total
"Swap"			39,880,578	137,353,291	177,233,869
Options			307,644,530	27,428,550	335,073,080
Futures Contracts			289,508,200	-	289,508,200
Forward Contracts and Others			323,413	90,587,428	90,910,841
(1) Includes trades with B3 S.A.

Notional	Stock Exchange (1)		Over the Counter	2017	2016
		Cetip		Total	Total
"Swap"	-	67,112,505	134,968,709	202,081,214	196,887,188
Options	-	172,144,700	17,916,909	190,061,609	175,841,405
Futures Contracts	-	161,725,596	-	161,725,596	104,651,180
Forward Contracts and Others	-	395,212	47,428,349	47,823,561	50,853,154

(1) Includes trades with B3 S.A.

Composition of the Credit Derivatives portfolio shown by its reference value and effect in the calculation of Required Stockholders' Equity

Below, the composition of the Credit Derivatives portfolio shown by its reference value and effect in the calculation of Required Stockholders' Equity.

		2018

	Nominal Value	Nominal Value
	Retained Risk	Transferred Risk -
	Total Rate of Return Swap	Credit Swap
Credit Swaps	1,959,128	416,541
Total	1,959,128	416,541

During the period, there was no occurrence of credit event related to the events generated by the contracts

During the period, there was no occurrence of credit event related to the events generated by the contracts.

		2018
	Over
Maximum Potential for Future Payments - Gross	12 Months	Total
Per Instrument
CDS	1,959,128	1,959,128
Total	1,959,128	1,959,128
Per Risk Classification
Below Investment Grade	1,959,128	1,959,128
Total	1,959,128	1,959,128
Per Reference Entity
Brazilian Government	1,959,128	1,959,128
Total	1,959,128	1,959,128

Attributable to the type of risk being hedged

In fair value hedges, gains or losses, both on hedging instruments and hedged items (attributable to the type of risk being hedged) are recognized directly in the consolidated statement of income.

	2018		2017		2016
Hedge Structure	Effective Portion Accumulated	Portion Ineffective	Effective Portion Accumulated	Portion Ineffective	Effective Portion Accumulated	Portion Ineffective
Fair Value Hedge
Brazilian Treasury Bonds (LTN, NTN-F)	(1,381,156)	-	(388,446)	-	-	-
Eurobonds	-	-	-	-	13,163	-
Bonds (LEA)	(191,472)	-	(1,200)	-	-	-
Resolution 2770	689	-	304	-	-	-
Trade Finance Off	(58,020)	-	(57,386)	-	20,471	-
Total	(1,629,959)	-	(446,728)	-	33,634	-

Hedge Instruments
	2018		2017		2016
	Adjustment		Adjustment		Adjustment
	to Market	Fair Value	to Market	Fair Value	to Market	Fair Value
Hedge Instruments
Swap Contracts	(118,807)	(98,020)	(95,672)	(130,683)	(26,703)	(136,467)
Assets	56,633	4,398,851	12,954	3,005,666	11,486	1,046,012
CDI (Interbank Deposit Rates) (5) (8)	(1,057)	1,722,515	(357)	1,818,366	-	-
Indexed to Foreign Currency - Pre Dollar (1)	-	-	320	8,742	1,103	17,678
Indexed to Foreign Currency - USD/BRL - Dollar (2)(3) (4)	24,411	2,161,661	(23,585)	691,872	(8,957)	744,260
Indexed to Foreign Currency - Euro (6)(7)	33,279	514,675	36,576	486,686	19,340	284,074
Liabilities	(175,440)	(4,496,871)	(108,626)	(3,136,349)	(38,189)	(1,182,479)
Indexed to Foreign Currency - US Dollar (6)	(16,325)	(301,011)	(20,109)	(261,915)	(14,958)	(323,197)
Indexed to Foreign Currency - Pre Dollar (5)	(10,030)	(201,819)	(16,303)	(225,857)	(1,103)	(17,676)
CDI (Interbank Deposit Rates) (1)(2)	(63,971)	(1,739,553)	(21,380)	(474,398)	(18,395)	(804,059)
Fixed Interest Rate - Real (3) (8)	(43,801)	(1,701,759)	22	(1,640,708)	(3,733)	(37,547)
Indexed to Foreign Currency - Colombian Peso (7)	(5,197)	(195,671)	(13,863)	(219,392)	-	-
Indexed to Foreign Currency - Pre Euro (4)	(36,116)	(357,058)	(36,993)	(314,079)	-	-
Object of Hedge
Assets	84,343	4,334,737	77,623	3,126,828	23,165	693,132
Loans and Receivables	89,935	1,840,614	79,496	1,382,326	15,287	546,740
Indexed to Foreign Currency - US Dollar (6)	1,315	299,403	4,319	288,420	4,809	323,780
Indexed to Foreign Currency - Pre Dollar (5)	10,019	200,490	16,416	224,943	-	-
CDI (Interbank Deposit Rates) (2)	40,150	766,399	16,401	352,071	10,478	222,960
Fixed Interest Rate - Real (3)	1,533	33,063	3,900	21,077	-	-
Indexed to Foreign Currency - Colombian Peso (7)	64	190,558	(2,898)	173,990	-	-
Indexed to Foreign Currency - Pre Euro (4)	36,854	350,701	41,358	321,825	-	-
Debt instruments	(5,592)	2,494,123	(1,873)	1,744,502	7,878	146,392
Promissory Notes - NP	31,518	852,029	445	125,973	7,878	146,392
CDI (Interbank Deposit Rates) (1)(2)	28,046	811,906	354	119,892	2,775	108,845
Fixed Interest Rate - Real (3)	3,472	40,123	91	6,082	5,103	37,547
National Treasury Notes - NTN F (8)	(37,110)	1,642,094	(2,318)	1,618,529	-	-
Liabilities	-	-	-	-	12,830	(803,929)
Foreign Borrowings	-	-	-	-	12,830	(803,929)
Indexed to Foreign Currency - US Dollar (2)	-	-	-	-	12,830	(803,929)

Hedge Instruments - Reference Value

	2018	2017
Hedge Instruments	Reference Value	Reference Value
Swap Contracts	34,513,380	22,206,615
Interest Rate (DI1 and DIA)	33,861,121	22,206,615
Indexed to Price - IPCA (DAP)	652,259	-

Object of Hedge

	2018			2017
	Adjustment		Adjustment
Object of Hedge	to Market	Fair Value	to Market	Fair Value
Assets	968,329	36,985,493	364,434	24,779,831
Securities - Available for Sale
Government Securities	937,017	36,377,478	364,434	24,779,831
National Treasury Bills - LTN	357,330	24,650,965	219,611	13,893,932
National Treasury Notes - NTN F	517,063	10,510,482	144,823	10,885,899
Private Securities	31,312	608,015	-	-
Debentures	31,312	608,015	-	-

(1) Passive instruments whose hedged items are securities represented by promissory notes indexed in Certificates of Interbank Deposits (CDI) with market value of R$811,906 (12/31/2017 - R$109,538).

(2) These are passive instruments whose hedge items are credit operations and securities represented by promissory notes indexed in interbank deposit certificates (CDI), with market value of credit operations of R$766,399 (12/31/2017 - R$352,071) and in December 31, 2017,  promissory notes in the amount of R$10,354.

(3) These are passive instruments whose hedged items are securities and securities represented by promissory notes indexed to Real interest rates with market value of R$40,124 (12/31/2017 - R$6,082 and 12/31/2016 - R$37,547) and credit operations in the amount of R$33,063 (12/31/2017 - R$21,077).

(4) These are passive instruments whose hedged items are credit operations indexed in foreign currency - euro at the market value of R$350,701 (12/31/2017 - R$321,825).

(5) These are passive instruments whose hedged items are credit operations indexed in foreign currency - US dollar in the market value of R$200,491 (12/31/2017 - R$224,943). (6) These are passive instruments whose hedge items are credit operations indexed in foreign currency - US dollar with a market value of R$299,404 (12/31/2017 - R$288,420).

Hedge Structure - Cash Flow

In cash flow hedges, the effective portion of changes in the value of the hedging instrument is temporarily recognized in equity under “Other comprehensive income - cash flow hedges” (Note 26) until the expected transactions occur, when this portion is then recognized in the consolidated income statement. However, if the expected transactions result in the recognition of non-financial assets or liabilities, this portfolio will be included in the cost of financial assets or liabilities.  The non-effective portion of the change in the value of foreign exchange hedging derivatives is recognized directly in the consolidated income statement. And the non-effective portion of gains and losses on cash flow hedging instruments in a foreign operation is recognized directly in “Gains (losses) with (net) financial assets and liabilities” in the consolidated income statement.

	2018		2017		2016
Hedge Structure	Effective Portion Accumulated	Portion Ineffective	Effective Portion Accumulated	Portion Ineffective	Effective Portion Accumulated		Portion Ineffective
Cash Flow Hedge
Eurobonds	(8,925)	-	(25,576)	-	(20,535)	-	-
Trade Finance Off	(16,453)	(3,981)	(94,896)	9,267	-		-
Government Securities (LFT)	331,922	-	129,995	-	-		-
Bank Deposit Certificate - CDB	1,225	-	129,995	-	-		-
Loans and Receivables	-	-	-	-	174,956		-
Total	307,769	(3,981)	139,518	9,267	154,421		-

Hedge Instruments - Swap Contracts
	2018		2017		2016
	Adjustment		Adjustment		Adjustment
	to Fair Value	Fair Value	to Fair Value	Fair Value	to Fair Value		Fair Value
Hedge Instruments
Swap Contracts	12,757	218,424	(25,142)	160,114	(27,261)		48,169
Asset	(11,470)	2,421,200	97,846	2,361,070	137,664		1,952,189
Indexed to Foreign Currency - Pre Dollar (1)	(123,696)	1,131,928	(42,149)	992,879	84,812	-	1,477,821
Indexed to Foreign Currency - Euro (3)	111,124	1,122,779	134,435	1,223,004	52,852		474,368
Indexed to Foreign Currency - USD/BRL - Dollar (2)	1,102	166,493	5,560	145,187	-		-
Liabilities	24,227	(2,202,776)	(122,988)	(2,200,956)	(164,925)		(1,904,020)
CDI (Interbank Deposit Rates) (1) (2)	(504)	(160,754)	(5,735)	(147,925)	(995)		(341,938)
Indexed to Foreign Currency - Pre Reais (1)	-	-	-	-	(1,288)		(199,954)
Indexed to Foreign Currency - Pre Euro (1)	92,505	(972,290)	13,639	(895,399)	(102,998)		(805,326)
Indexed to Foreign Currency - Dollar (3)	(67,774)	(1,069,732)	(130,892)	(1,157,632)	(59,367)		(548,684)
Indexed to Foreign Currency - Reais (3)	-	-	-	-	(277)		(8,118)

Hedge Instruments - Future Contracts

	2018	2017	2016
	Notional	Notional	Notional

	44,541,938	60,299,595	80,149,530
Trade Finance Operations (4)	44,000,952	54,995,334	80,149,530
Foreign Currency - Dollar	9,408,707	3,362,582	450,571
Interest Rate (DI1 and DIA)	21,981,748	32,344,276	46,314,644
Interest Rate DDI1	12,610,496	19,288,476	33,384,315
Securities-available for sale	540,987	5,304,261	-
Interest rate (DI1 and DIA)	540,987	5,304,261	-

Hedge Item - Cost

	2018	2017		2016
Hedge Item - Cost
Assets	19,678,934	25,697,292		27,858,923
Lending Operations - Financing and Export Credit and Imports (3) (4)	10,113,706	8,295,191		10,816,780
Loans and Receivables (2) (3) (4)	6,704,113	9,972,640		13,870,897
Financial Assets Measured at Amortized Cost (4)	-	354,315		529,997
Brazilian Foreign Debt Bonds (1)	894,331	809,660		701,300
Available for sale - Promissory Notes - NP (2) (4)	1,653,969	1,194,266		1,939,949
Government Securities -LFT (5)	312,815	5,071,220		-
Liabilities	-	-		(1,332,972)
Foreign Borrowings (4)	-	-	-	(1,332,972)

(1) Operation with maturity date as April 1st, 2021 (12/31/2017 - operation with maturity date as April 1st, 2021), which hedge objects are securities represented by Brazilian external bonds.

(2) Operations with maturity dates between April 2019 and February 2020 (12/31/2017 - operations with maturity dates between January and April, 2018), which hedge objects in 2018 are loans and in 2017 are securities represented by promissory notes.

(3) Operations with maturity dates between January 2019 and February 2022 (12/31/2017 - operations with maturity dates between January 2018 and September 2022 and 12/31/2016 - operations with maturity dates between January 2017 and December 2025), which hedge objects are credit operations with credit entities.

(4) Operations with maturity dates between January 2019 and September 2022 (12/31/2017 - operations with maturity dates between January 2018 and December 2020), which hedge objects are funding operations represented by Certificates of Interfinance Deposits - CDI, Bill of Exchange - LC and Financial Letter - LF.

(5) Operations with maturity dates between February 2019 and December 2028 (12/31/2017 - operations with maturity dates between February 2018 and November 2026 and 12/31/2016 - operations with maturity dates between January 2017 and January 2018) and updated amount of R$16,738,641 (31/12/2017 - R$16,811,747 and 31/12/2016 - R$29,164,917) where the operations are derivatives future contracts in Dolar, DI and DDI. Those derivatives combined with trade finance operations are used to hedge the following objects: credit operations - import and export financing, loans, other credit operations and securities represented by promissory notes.

(6) Operation with maturity date between September 2020 and March 2023 (12/31/2017 - operations with maturity dates between March 2021 and March 2023), which hedge objects are Financial Letters - LFT, booked in the heading of securities.

Composed of government securities

The margin used as guarantee of the transactions traded on the B3 S.A. with derivative financial instruments from own and third parties portfolios are composed by government securities.

	2018	2017	2016

Financial Treasury Bill - LFT	7,552,926	708,960	1,556,804
National Treasury Bill - LTN	3,392,886	4,371,286	4,636,644
National Treasury Notes - NTN	873,134	1,193,315	27,598
	11,818,946	6,273,561	6,221,046

b) Short positions